Business Combination - Schedule of Revenue and Earnings of Playa Vista (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Playa Vista [Member]
Business Acquisition [Line Items]
Revenues			$ 264,499
Net Income	$ 148,613	$ 92,539	$ 420